Transactions with Related Parties	6 Months Ended
Jun. 30, 2021
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties

Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Non-Executive Director and major shareholder Mrs Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross freight and hire revenue of the tanker vessels, depending on the respective charter parties’ terms.

Commissions and brokerage fees to Pure Brokerage amounted to $215 and $90, respectively, for the six months ended June 30, 2021, and to $76 and $6, respectively, for the six months ended June 30, 2020, and are included in Voyage expenses and in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2021 and December 31, 2020, an amount of $23 and $68 was payable to Pure Brokerage and is reflected in Due to related parties in the accompanying consolidated balance sheets.

Related Parties with whom the Company has terminated its co-operation

Altair Travel Agency S.A (“Altair”): The Company was using the services of an affiliated travel agent, Altair, which is controlled by the Company’s Chairman of the Board Mr. Symeon Palios. Travel expenses for the six months ended June 30, 2021 and 2020, were $18 and $124, respectively, and are included in Vessel operating expenses, in General and administrative expenses and in Net income / (loss) from discontinued operations in the accompanying unaudited interim consolidated financial statements. As at June 30, 2021 and December 31, 2020, there was no amount due to Altair. In January 2021, the Company terminated its co-operation with Altair, at no cost.

Diana Shipping Inc.: On March 23, 2020, the Company’s disinterested BOD members approved the repurchase of the Company’s 100 Series C preferred shares, held by Diana Shipping Inc. since 2017, for a purchase price of $1,500 (Note 9). On March 25, 2020, the Company agreed with Diana Shipping Inc. for the repurchase of the Series C preferred shares and on March 26, 2020, the Company paid the agreed purchase price and consequently cancelled the Series C preferred shares.